                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-9060
               --------------------------------------------------

                            HOLLAND SERIES FUND, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 375 PARK AVENUE
                            NEW YORK, NEW YORK 10152
--------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

 (Name and Address of Agent for Service)                 Copy to:

             Michael Holland                State Street Bank and Trust Company
         President and Treasurer                     David James, Esq.
        Holland Series Fund, Inc.                4 Copley Place, 5th Floor
             375 Park Avenue                    Boston, Massachusetts 02116
        New York, New York 10152
                                                            and

                                                  Timothy Diggins, Esq.
                                                       Ropes & Gray
                                                 One International Place
                                               Boston, Massachusetts 02110

Registrant's telephone number, including area code:  (800) 304-6552

Date of fiscal year end:  September 30th

Date of reporting period:  March 31, 2011

ITEM 1:  SHAREHOLDER REPORT

----------------------------

CONTENTS

Letter from the President..    1

Cumulative Performance.....    2

Management Discussion of
  Fund Performance.........    3

Statement of Net Assets....    5

Statement of Operations....    8

Statements of Changes in
  Net Assets...............    9

Financial Highlights.......   10

Notes to Financial
  Statements...............   11

Unaudited Information......   17

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - LETTER FROM THE PRESIDENT

--------------------------------------------------------------------------------

March 31, 2011

--------------------------------------------------------------------------------

Dear Fellow Shareholders:

As our Fund's largest individual shareholder, I am pleased to report continuing positive results for our Fund as the global economy continues to make progress.

Our equity investments are concentrated in U.S. companies who have been successful in identifying attractive growth areas outside the U.S. More than half of our companies' revenues come from outside the U.S. This diversification has buttressed our companies' profitability during the period while the U.S. economy has been slowly recovering.Our Fund's fixed income holdings, primarily U.S. Treasuries, are currently only short maturities, well under two years. We no longer own our favored long-term holding of U.S. Treasury Inflation Indexed bonds, the so-called TIPS, as the prices of all U.S. Treasuries have risen to levels we find unattractive, if not risky.

The cumulative total return since inception for our Fund (October 2, 1995 through March 31, 2011) is 127.27% compared to 117.23% for the S&P 500 and 167.50% for the Lipper Balanced Fund Index, an unmanaged index. For the six months ended March 31, 2011, our Fund's total return is 9.85%, compared to 13.04% for the S&P 500 Index and 10.17% for the Lipper Balanced Fund Index.

With Bullish Regards,

/s/ Michael F. Holland
Michael F. Holland
President and Founder

INVESTING INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Performance data quoted represents past performance. Past performance does not guarantee future results. All performance assumes reinvestment of dividends and capital gains. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth less than their original cost. Current performance may be lower than the performance data quoted. Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance data current to the most recent month-end may be obtained by calling: 1-800-304-6552.

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - CUMULATIVE PERFORMANCE (UNAUDITED)

--------------------------------------------------------------------------------

March 31, 2011

--------------------------------------------------------------------------------


Set forth below are the cumulative total return figures for the periods indicated and a graph showing a hypothetical $10,000 investment made in the Holland Balanced Fund, Lipper Balanced Fund Index, Standard & Poor's 500 Index, and the 90 Day US Treasury Bill on October 2, 1995. The cumulative and annualized total return figures and the information in the graph represent past performance and are not indicative of future results. Cumulative performance is the aggregate amount that an investment has gained or lost over the specified time period. The total returns reflect changes in price of the Fund's shares and assume that any income dividends and/or capital gain distributions made by the Fund during the period were reinvested in additional shares of the Fund. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth less than their original cost. Fund annual operating expenses gross of Advisory Fee waivers as of March 31, 2011 is 1.92%.

(LINE GRAPH)

                                        LIPPER BALANCED    STANDARD &       90 DAY
                    HOLLAND BALANCED       FUND INDEX      POOR'S 500    US TREASURY
                        FUND (A)              (B)           INDEX (B)      BILL (B)
                    ----------------    ---------------    ----------    -----------
Inception                  10000             10000            10000         10000
Mar-97                     12582             11703            12955         10790
Mar-98                     14772             15037            18852         11351
Mar-99                     16417             16363            22011         11887
Mar-00                     19373             18076            25643         12500
Mar-01                     16823             17074            19855         13226
Mar-02                     17024             17496            19633         13545
Mar-03                   15385.5             15246            14514         13760
Mar-04                     17902             19076            19271         13889
Mar-05                     18136             19991            20202         14144
Mar-06                     18834             21995            22156         14670
Mar-07                     20254             24145            24313         15398
Mar-08                     21219             23992            22633         15957
Mar-09                     16480             17607            13653         16179
Mar-10                     21230             23953            19862         16115
Mar-11                     22727             26750            21723         16136




                             INVESTMENT PERFORMANCE
                      For the Periods Ended March 31, 2011




                                                                         Average  Total Return
                                                                      Annualized    Cumulative
                                                 Average     Average       SINCE         SINCE
                                              Annualized  Annualized   INCEPTION     INCEPTION
Return over the period              One Year   Five Year    Ten Year   (10/2/95)     (10/2/95)
----------------------------------------------------------------------------------------------
HOLLAND BALANCED FUND (A)              7.05%       3.83%       3.05%       5.44%       127.27%
Lipper Balanced Fund Index (b)        11.96%       4.04%       4.64%       6.55%       167.50%
Standard & Poor's 500 Index (b)        9.37%      -0.39%       0.90%       5.13%       117.23%
90 Day US Treasury Bill (b)            0.13%       1.92%       2.01%       3.13%        61.36%

----------------------------------------------------------------------------------------------

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - MANAGEMENT DISCUSSION OF

                        FUND PERFORMANCE (UNAUDITED)



--------------------------------------------------------------------------------

March 31, 2011

--------------------------------------------------------------------------------

Since inception (October 2, 1995 through March 31, 2011), our Fund's cumulative total return is 127.27% compared to 117.23% for the S&P 500 and 167.50% for the Lipper Balanced Fund Index, which is an unmanaged index. For the past six months ended March 31, 2011, our Fund's total return was 9.85% compared to 13.04% for the S&P 500 Index and 10.17% for the Lipper Balanced Fund Index.

During the period, smaller companies' equity prices did even better than those of large companies. Nevertheless, a number of our holdings were standouts, including Exxon Mobil, IBM, and Comcast.

On the negative side, our investment in Johnson & Johnson, which has been a rewarding investment over the years, was an underperformer in recent quarters as product recalls weighed on the stock price.

Our Fund's greater exposure to equities than fixed income was beneficial during the recent stock market move up while our shorter maturity U.S. Treasury holdings were stable.

Portfolio composition by sector
(AS A % OF TOTAL NET ASSETS) - UNAUDITED
--------------------------------------------------------------------------------

(LINE GRAPH)


U.S. Government                       28.7
Finance                               15.8
Diversified Manufacturing             12.1
Energy                                10.3
Technology                             8.7
Multi Media                            8.2
Retail                                 5.8
Consumer Basics                        4.1
Food & Beverages                       4.1
Other Assets in Excess of
  Liabilities                          2.2

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - MANAGEMENT DISCUSSION OF

                        FUND PERFORMANCE (UNAUDITED) (concluded)



--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
NOTES TO PERFORMANCE

--------------------------------------------------------------------------------

(a) Reflects waiver of fees by investment adviser. Absent such waiver, the Fund's total return would have been lower.

(b) The Lipper Balanced Fund Index is an index of open-end mutual funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%. The Standard & Poors 500 Index is a capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general. The 90-Day U.S. Treasury Bill rate is the average return on three month U.S. Treasury Bills. The Standard & Poor's 500 Index is unmanaged and does not reflect the actual cost of investing in the instruments that comprise the index. You cannot invest directly in an index.

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------



March 31, 2011 (Unaudited)                       Shares        Value(+)
-----------------------------------------------------------------------
COMMON STOCKS-69.1%

COMPUTERS-4.6%
International Business Machines Corp.           8,800       $ 1,435,016
                                                            ----- -----

ELECTRONICS-8.7%
3M Co.                                         15,100         1,411,850
Intel Corp.                                    65,300         1,317,101
                                                            ----- -----
                                                              2,728,951
                                                            ----- -----
ENTERTAINMENT & LEISURE-4.7%
The Walt Disney Co.                            33,900         1,460,751
                                                            ----- -----

FINANCIAL-6.9%
American Express Co.                           27,500         1,243,000
JPMorgan Chase & Co.                           20,000           922,000
                                                            ----- -----
                                                              2,165,000
                                                            ----- -----
FOOD & BEVERAGES-4.1%
PepsiCo, Inc.                                  20,000         1,288,200
                                                            ----- -----

INSURANCE-8.9%
Berkshire Hathaway, Inc. Class A*                  11         1,378,300
Chubb Corp.                                    23,000         1,410,130
                                                            ----- -----
                                                              2,788,430
                                                            ----- -----
OIL/GAS-10.3%
Exxon Mobil Corp.                              19,000         1,598,470
Schlumberger, Ltd.                             17,300         1,613,398
                                                            ----- -----
                                                              3,211,868
                                                            ----- -----
PHARMACEUTICALS-4.1%
Johnson & Johnson                              21,500         1,273,875
                                                            ----- -----

PRODUCER GOODS-3.4%
General Electric Co.                           52,900         1,060,645
                                                            ----- -----

RETAIL-5.8%
Home Depot, Inc.                               21,000           778,260
Wal-Mart Stores, Inc.                          20,000         1,041,000
                                                            ----- -----
                                                              1,819,260
                                                            ----- -----
SOFTWARE-4.1%
Microsoft Corp.                                51,000         1,293,360
                                                            ----- -----

TELECOMMUNICATIONS-3.5%
Comcast Corp. Class A                          45,000         1,112,400
                                                            ----- -----
     Total Common Stocks
       (Cost-$17,158,515)                                    21,637,756
                                                            ----- -----




--------------------------------------------------------------------------------
See Accompanying Notes to Financial Statements.

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - STATEMENT OF NET ASSETS (continued)

--------------------------------------------------------------------------------


March 31, 2011 (Unaudited)                    Principal        Value(+)
-----------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES-28.7%

U.S. TREASURY NOTES-28.7%
United States Treasury Note, 0.375% due
  10/31/12 (Cost-$8,979,415)                 $9,000,000     $ 8,971,524
                                                            ----- -----
     Total Investments-97.8%
     (Cost-$26,137,930)                                      30,609,280
                                                            ----- -----
OTHER ASSETS IN EXCESS OF
  LIABILITIES-2.2%                                              679,074
                                                            ----- -----
NET ASSETS-100%
Applicable to 2,005,291 outstanding
     $0.01 par value shares (authorized
     1,000,000,000)                                         $31,288,354
                                                            ===== =====
Net asset value, offering price and
     redemption price per share                             $     15.60
                                                            ===== =====




--------------------------------------------------------------------------------
See Accompanying Notes to Financial Statements.

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - STATEMENT OF NET ASSETS (concluded)

--------------------------------------------------------------------------------


March 31, 2011 (Unaudited)
----------------------------------------------------------------
COMPONENTS OF NET ASSETS AS OF MARCH 31, 2011
Capital stock at par value ($0.01).................  $    20,053
Capital stock in excess of par value...............   26,382,152
Undistributed net investment income................       27,527
Net accumulated realized gain on investments in
  securities.......................................      387,272
Net unrealized appreciation on investments in
  securities.......................................    4,471,350
                                                     -----------
     Net Assets....................................  $31,288,354
                                                     ===========



--------------------------------------------------------------------------------
See Accompanying Notes to Financial Statements.
* Non-income producing
+ See Note 2 to Financial Statements

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


Six Months Ended March 31, 2011 (Unaudited)
----------------------------------------------------------------
INVESTMENT INCOME:
Dividends...........................................  $  230,610
Interest income (Note 2)............................     120,903
                                                      ----------
     Total investment income........................     351,513
                                                      ----------
EXPENSES:
Investment advisory fees (Note 3)...................     116,027
Administration and custody fees (Note 4)............      69,350
Transfer agent fees.................................      29,934
Shareholder reports.................................      25,007
Audit fees..........................................      11,480
Registration fees...................................      10,948
Legal fees..........................................       9,504
Insurance fees......................................       7,937
Directors' fees.....................................       7,142
Miscellaneous expenses..............................       2,931
                                                      ----------
     Total operating expenses.......................     290,260
     Waiver of investment advisory fee (Note 3).....     (58,207)
                                                      ----------
     Net Expenses...................................     232,053
                                                      ----------
Net investment income...............................     119,460
                                                      ----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments....................     387,273
Net change in unrealized appreciation...............   2,406,833
                                                      ----------
     Net realized and unrealized gain on
       investments..................................   2,794,106
                                                      ----------
     Net increase in net assets resulting from
       operations...................................  $2,913,566
                                                      ==========




--------------------------------------------------------------------------------
See Accompanying Notes to Financial Statements.

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                          Six Months Ended
                                                 March 31,      Year Ended
                                                      2011   September 30,
                                               (Unaudited)            2010
--------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS:
Net investment income...................     $   119,460      $   354,323
Net realized gain.......................         387,273          697,448
Net change in unrealized appreciation on
  investments...........................       2,406,833          636,872
                                             -----------      -----------
Increase in net assets from operations..       2,913,566        1,688,643
                                             -----------      -----------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income...................        (149,511)        (430,022)
Net realized gains......................        (578,694)        (415,970)
                                             -----------      -----------
Total distributions.....................        (728,205)        (845,992)
                                             -----------      -----------
CAPITAL SHARE TRANSACTIONS, NET (NOTE
  9)....................................        (946,301)      (2,088,945)
                                             -----------      -----------
Increase/(Decrease) in Net Assets.......       1,239,060       (1,246,294)
                                             -----------      -----------

NET ASSETS:
     Beginning of period................      30,049,294       31,295,588
                                             -----------      -----------
     End of period......................     $31,288,354      $30,049,294
                                             ===========      ===========
UNDISTRIBUTED NET INVESTMENT INCOME,
  END OF PERIOD.........................     $    27,527      $    57,578
                                             ===========      ===========




--------------------------------------------------------------------------------
See Accompanying Notes to Financial Statements.

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------


For a capital share       Six Months Ended
outstanding                 March 31, 2011                            For the Year Ended
throughout each period         (Unaudited)       9/30/10      9/30/09      9/30/08      9/30/07      9/30/06
------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value,
  beginning of period          $ 14.54           $ 14.16      $ 15.29      $ 17.39      $ 16.38      $ 15.41
                               -------           -------      -------      -------      -------      -------

INCREASE/ DECREASE FROM
  INVESTMENT OPERATIONS:
Net investment income             0.06              0.17         0.09         0.35         0.23         0.25
Net realized and
  unrealized gain (loss)
  on investments                  1.35              0.60        (0.76)       (1.60)        1.58         0.95
                               -------           -------      -------      -------      -------      -------
     Total income (loss)
       from operations            1.41              0.77        (0.67)       (1.25)        1.81         1.20
                               -------           -------      -------      -------      -------      -------

LESS DIVIDENDS AND
  DISTRIBUTIONS FROM:
Net investment income            (0.07)            (0.20)       (0.13)       (0.29)       (0.24)       (0.23)
Net realized gain on
  investments                    (0.28)            (0.19)       (0.33)       (0.56)       (0.56)          --
                               -------           -------      -------      -------      -------      -------
Total dividends and
  distributions                  (0.35)            (0.39)       (0.46)       (0.85)       (0.80)       (0.23)
                               -------           -------      -------      -------      -------      -------
Net asset value, end of
  period                       $ 15.60           $ 14.54      $ 14.16      $ 15.29      $ 17.39      $ 16.38
                               =======           =======      =======      =======      =======      =======

TOTAL RETURN(A)                   9.85%(b)          5.46%       (3.97)%      (7.42)%      11.33%        7.90%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of
  period (000's)               $31,288           $30,049      $31,296      $36,975      $44,348      $46,591
Ratio of expenses to
  average net assets
  before fee waivers              1.88%(c)          1.92%        1.88%        1.63%        1.66%        1.71%
Ratio of expenses to
  average net assets
  after fee waivers               1.50%(c)          1.50%        1.50%        1.50%        1.50%        1.50%
Ratio of net investment
  income to average net
  assets after fee
  waivers                         0.77%(c)          1.14%        0.69%        2.09%        1.34%        1.57%
Portfolio turnover                4.41%(b)          0.00%        2.54%        1.96%        1.22%        2.94%



--------------------------------------------------------------------------------
See Accompanying Notes to Financial Statements.
(a) Total return would have been lower had certain expenses not been waived or reimbursed.
(b)   Not annualized.
(c)   Annualized.

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

March 31, 2011 (Unaudited)

--------------------------------------------------------------------------------
1.  ORGANIZATION

The Holland Series Fund, Inc. (the "Company") was organized as a Maryland corporation on June 26, 1995 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company currently has one portfolio, the Holland Balanced Fund (the "Fund").

Investment Objective
The objective of the Fund is to provide a high total investment return. The total investment return is a combination of, among other things, 1) income from interest and dividends on securities owned by the Fund, and 2) capital gains and losses on securities owned by the Fund. In seeking this objective, Holland & Company, L.L.C., the Fund's investment adviser (the "Investment Adviser"), gives consideration to risk and volatility.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP"), management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements as well as the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the impact of all events or transactions occurring after period end through the date these financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure.

Securities
Securities transactions are accounted for as of the trade date. Interest income and expenses are recorded on an accrual basis. The Fund amortizes discount or premium using the effective yield-to-maturity method on a daily basis, except for securities having a maturity date of sixty days or less at the time of acquisition which are amortized on a straight-line basis. Dividend income is recorded on the ex-dividend date. The Fund uses the specific identification method for determining gain or loss on sales of securities.

The Fund may invest in Treasury Inflation-Protection Securities ("TIPS"). The principal value and interest payout of TIPS are periodically adjusted according to the rate of inflation based on the Consumer Price Index. The adjustments for interest income due to inflation are reflected in interest income in the Statement of Operations.

Indemnifications
Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business the Fund enters into contracts that provide general indemnifications to other parties. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund does not expect any significant claims.

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - NOTES TO FINANCIAL STATEMENTS (continued)

--------------------------------------------------------------------------------

March 31, 2011 (Unaudited)

--------------------------------------------------------------------------------

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)



Income Tax
The Fund has made no provision for federal income or excise tax since the Fund continues to qualify as a regulated investment company ("RIC") and intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs, and to distribute substantially all of its taxable income and realized gains.

Valuation
Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which over-the-counter market quotations are available are valued at the latest bid price. The Fund uses the NASDAQ Official Closing Price. Debt securities purchased with sixty days or less remaining to maturity are valued at amortized cost which approximates fair value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the procedures adopted by the Directors of the Fund.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below. The Fund's hierarchy can be found below.

     - Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's investments at value:

---------------------------------------------------------------------------------
                                  Level 1     Level 2      Level 3       Total
---------------------------------------------------------------------------------
Investments in Securities
  Common Stocks               $21,637,756   $       --   $       --   $21,637,756
  U.S. Government Securities           --    8,971,524           --     8,971,524
                              -----------   ----------   ----------   -----------
Total                         $21,637,756   $8,971,524          $--   $30,609,280
                              ===========   ==========   ==========   ===========

---------------------------------------------------------------------------------


In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update No. 2010-06, "Improving disclosures about fair value measurements" ("ASU 2010-06"). ASU 2010-06 requires new disclosures regarding

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - NOTES TO FINANCIAL STATEMENTS (continued)

--------------------------------------------------------------------------------

March 31, 2011 (Unaudited)

--------------------------------------------------------------------------------

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


transfers in and out of Levels 1 and 2 effective for interim and annual reporting periods beginning after December 15, 2009. The Fund discloses significant transfers between levels based on evaluations at the end of the reporting period. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. ASU 2010-06 will also require additional details regarding Level 3 transaction activity effective for interim and annual periods beginning after December 15, 2010. Management is currently evaluating the effect that this additional requirement will have on the Fund's financial statements.

Distributions to Shareholders
The Fund distributes income dividends quarterly and capital gains annually. Distributions from net short-term capital gains and net long-term capital gains, if any, will typically be declared and paid in December. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed.

Distributions to shareholders are recorded on the ex-date of the dividend or the distribution. Distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions that exceed net investment income or net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as distributions in excess of net investment income or distributions in excess of net realized gains on investments. To the extent they exceed net investment income or net realized gains for tax purposes, they are reported as distributions of capital.

3.  INVESTMENT ADVISORY AGREEMENT

The Company's Board of Directors has approved an investment advisory agreement with the Investment Adviser. For its services as Investment Adviser, the Company pays the Investment Adviser a monthly fee at an annual rate of 0.75% of the Fund's average daily net assets. The Investment Adviser has agreed to voluntarily waive its fee to the extent necessary to keep the Fund's expenses from exceeding 1.50% of average daily net assets. The Investment Adviser may discontinue this cap on total expenses at any time, in its sole discretion. During the six months ended March 31, 2011, the Investment Adviser waived $58,207 in advisory fees. The Investment Adviser is controlled by Michael F. Holland, its managing member and owner of 99% interest in the Investment Adviser.

As of March 31, 2011, Michael F. Holland and affiliates owned 124,001 shares (6.18% of the shares outstanding) of the Fund.

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - NOTES TO FINANCIAL STATEMENTS (continued)

--------------------------------------------------------------------------------

March 31, 2011 (Unaudited)

--------------------------------------------------------------------------------

4.  ACCOUNTING, CUSTODY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS

State Street Bank and Trust Company ("State Street"), pursuant to its Administration Agreement, provides or arranges for the provision of, certain administrative and accounting services for the Company, including maintaining the books and records of the Company, and preparing certain reports and other documents required by federal and/or state laws and regulations.

For these services, the Company pays State Street a fee at the annual rate of 0.10% of the Fund's average daily net assets up to $100 million, 0.08% of the next $100 million, and 0.06% of those assets in excess of $200 million, subject to certain minimum requirements, and reimbursement for out-of-pocket expenses pursuant to the Administration Agreement. Pursuant to the Administration Agreement, State Street is entitled to a minimum fee of $7,500 per month unless waived by State Street. State Street also serves as the Fund's custodian and accounting agent. Fees paid for custody and accounting services rendered by State Street are based upon assets of the Fund and on transactions entered into by the Fund during the period and are included in the administration and custody fees in the Statement of Operations.

ALPS Distributors, Inc., pursuant to a distribution agreement with the Fund, acts as distributor of the Fund's shares. The Investment Adviser bears the distribution cost.


5.  DIRECTORS' FEES

The Fund pays each Independent Director an annual fee, paid quarterly, of $3,000, plus $500 per meeting attended and pays all Directors' actual out-of-pocket expenses relating to attendance at meetings. The Fund does not provide any pension or retirement benefits to its Directors or Officers.


6.  LIABILITIES

At March 31, 2011, the Fund had the following liabilities:

Investment Advisory fee payable.................  $19,814
Administration and custody fees payable.........    8,998
Other payable and accrued expenses..............   26,931
                                                  -------
  Total liabilities.............................  $55,743
                                                  =======





7.  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments and U.S. Government securities, for the six months ended March 31, 2011 aggregated $0 and $1,328,053 respectively. Purchases and sales of U.S. Government securities for the six months ended March 31, 2011 aggregated $8,977,188 and $0.

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - NOTES TO FINANCIAL STATEMENTS (continued)

--------------------------------------------------------------------------------

March 31, 2011 (Unaudited)

--------------------------------------------------------------------------------

8.  REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell U.S. Government securities to the Fund and repurchase such securities from the Fund at a mutually agreed upon price and date. The Fund will engage in repurchase transactions with parties selected on the basis of such party's creditworthiness. The collateral on repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be difficult or impossible.

9.  CAPITAL SHARE TRANSACTIONS

As of March 31, 2011, there were 1,000,000,000 shares of $.01 par value capital stock authorized. Transactions in capital stock were as follows:

-----------------------------------------------------------------------------
                                 Six Months Ended            Year Ended
                                     3/31/2011                9/30/2010
-----------------------------------------------------------------------------
                                Shares        Amount     Shares        Amount
-----------------------------------------------------------------------------
Shares Sold                     39,262   $   596,514     85,839   $ 1,243,608
Shares Reinvested               45,842       690,324     55,149       801,415
                              --------   -----------   --------   -----------
                                85,104     1,286,838    140,988     2,045,023
Shares Redeemed               (146,421)   (2,233,139)  (284,070)   (4,133,968)
                              --------   -----------   --------   -----------
NET DECREASE                   (61,317)  $  (946,301)  (143,082)  $(2,088,945)
                              ========   ===========   ========   ===========

-----------------------------------------------------------------------------




10.  INCOME TAXES

The components of net unrealized appreciation/(depreciation) of investments based on federal tax cost at March 31, 2011 for the Fund were as follows:

---------------------------------------------------------------------
                                                     Cost for Federal
 Appreciation    Depreciation    Net Appreciation        Tax Purposes
---------------------------------------------------------------------
  $5,705,469       $1,234,119          $4,471,350         $26,137,930



The Fund recognizes the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities. Management has analyzed the Fund's tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2008-2010), or

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - NOTES TO FINANCIAL STATEMENTS (concluded)

--------------------------------------------------------------------------------

March 31, 2011 (Unaudited)

--------------------------------------------------------------------------------

10.  INCOME TAXES (continued)



expected to be taken in the Fund's 2011 tax returns. The Fund remains subject to review by its major tax jurisdictions, which include as the United States of America and the State of Maryland.

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - UNAUDITED INFORMATION

--------------------------------------------------------------------------------

PROXY VOTING POLICIES

Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12 month period ending June 30 is filed with the Securities and Exchange Commission on Form N-PX each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling 1-800-30-HOLLAND or on the Securities and Exchange Commission's website at http://www.sec.gov.

QUARTERLY PORTFOLIO OF INVESTMENTS

A Portfolio of Investments is filed as of the end of the first and third quarter of each fiscal year on Form N-Q and is available on the Security Exchange Commission's website at http://www.sec.gov. Additionally, the Portfolio of Investments may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The quarterly Portfolio of Investments will be made available without charge, upon request, by calling 1-800-30-HOLLAND.

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - UNAUDITED INFORMATION (concluded)

--------------------------------------------------------------------------------

SHAREHOLDER EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period ended March 31, 2011.

ACTUAL EXPENSES

The first table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value at the end of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid during the Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


--------------------------------------------------------
         For the Six Months Ended March 31, 2011
--------------------------------------------------------

                               Value of a
                                   $1,000      Expenses*
                            Investment at    Paid During
Actual                      End of Period     the Period
--------------------------------------------------------
                                $1,098.45          $7.85




--------------------------------------------------------
         For the Six Months Ended March 31, 2011
--------------------------------------------------------

Hypothetical                   Value of a
(assuming a 5%                     $1,000      Expenses*
return before               Investment at    Paid During
expenses)                   End of Period     the Period
--------------------------------------------------------
                                $1,017.45          $7.54



* Expenses are equal to the Fund's annualized net expense ratio of 1.50% multiplied by the average account value over the period multiplied by 182/365 to reflect the one-half year period.

Holland Series Fund, Inc.

--------------------------------------------------------------------------------

ADVISER
Holland & Company L.L.C.
375 Park Avenue
New York, NY 10152
email    mike@thehollandfund.com
website  www.thehollandfund.com

FUND ADMINISTRATOR,
CUSTODIAN AND FUND
ACCOUNTING AGENT
State Street Bank and Trust Co.
4 Copley Place
Boston, MA 02116

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

TRANSFER AGENT & DIVIDEND
DISBURSING AGENT
ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

LEGAL COUNSEL
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
BBD, LLP
1835 Market St., 26th Floor
Philadelphia, PA 19103

---------------------
Holland & Company L.L.C.
375 Park Avenue
New York, New York 10152

Phone    800-30-HOLLAND

Email    mike@thehollandfund.com
Website  www.thehollandfund.com

This report has been prepared for the
Holland Balanced Fund's Shareholders
and may be distributed to others only
if preceded or accompanied by a prospectus.

ITEM 2. CODE OF ETHICS

Not required for this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required for this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required for this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

(a)   Schedule of Investments is included as part of Item 1 of the Form N-CSR.

(b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no materials changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Within 90 days of the filing date of this Form N-CSR, Michael Holland, the Fund's President and Treasurer, reviewed the registrant's disclosure controls and procedures (the "Procedures") and evaluated their effectiveness. Based on his review, Mr. Holland determined that the Procedures adequately ensure that information required to be disclosed by the Fund in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission's rules and regulations.

(b) There were no significant changes in the Fund's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(a)(1) Not applicable to the Filing.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended (the "1940 Act") are attached hereto.

(a)(3) Not applicable to the Filing.

(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Sections 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HOLLAND SERIES FUND, INC.

By:   /s/ Michael F. Holland
      ---------------------------------
      Michael Holland
      President and Treasurer of Holland Series Fund, Inc.

Date: June 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Michael F. Holland
      ---------------------------------
      Michael Holland
      President and Treasurer of Holland Series Fund, Inc.

Date: June 1, 2011